Business Combinations - Net of cash acquired, and contingent consideration liabilities incurred in relation to the acquisitions (Details) - USD ($) $ in Thousands					12 Months Ended
	Nov. 27, 2019	Oct. 25, 2018	Mar. 15, 2018	Jun. 01, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019
Business Combinations
Fair market value of the liability associated with the earn-out						$ 4,115
Goodwill					$ 1,328,045	1,282,919	$ 1,311,253
Finite life intangible					38,719	7,928	3,600
Fair value of identifiable assets acquired and liabilities assumed for all acquisitions
Current assets					2,137	706	51
Computer hardware and other property					86
Finite-lived intangible assets					$ 38,719	7,928	3,600
Weighted-Average Amortization Period (in Years)					13 years 29 days
Indefinite-lived intangible assets							70
Goodwill					$ 44,779	21,527	9,767
Other non-current assets					2	38	14
Total assets					85,723	30,199	13,502
Current liabilities					4,366	491	182
Non-current liabilities					8,920	2,054	19
Total liabilities					13,286	2,545	201
Net assets acquired					72,437	27,654	13,301
Net assets acquired related to SequenceBase acquisition					3,500
TrademarkVision
Business Combinations
Total purchase price		$ 20,042
Fair market value of the liability associated with the earn-out		4,115			8,000	4,115
Goodwill		$ 19,205
Kopernio
Business Combinations
Total purchase price			$ 3,497
Goodwill			2,322
Finite life intangible			1,258
Potential future cash payments			3,500		3,500
Fair value of identifiable assets acquired and liabilities assumed for all acquisitions
Finite-lived intangible assets			$ 1,258
Publons
Business Combinations
Total purchase price				$ 7,401
Fair market value of the liability associated with the earn-out				5,900	3,100	$ 2,960	$ 5,900
Potential future cash payments				$ 9,500	$ 9,500
Darts-ip
Business Combinations
Goodwill	$ 44,779
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Fair value of identifiable assets acquired and liabilities assumed for all acquisitions
Weighted-Average Amortization Period (in Years)	11 years 6 months
Customer relationships
Business Combinations
Finite life intangible								$ 1,000
Fair value of identifiable assets acquired and liabilities assumed for all acquisitions
Finite-lived intangible assets								1,000
Weighted-Average Amortization Period (in Years)					12 years 8 months 12 days
Customer relationships | Darts-ip
Business Combinations
Finite life intangible	$ 2,641
Fair value of identifiable assets acquired and liabilities assumed for all acquisitions
Finite-lived intangible assets	$ 2,641
Weighted-Average Amortization Period (in Years)	5 years
Computer software
Business Combinations
Finite life intangible								2,500
Fair value of identifiable assets acquired and liabilities assumed for all acquisitions
Finite-lived intangible assets								$ 2,500
Weighted-Average Amortization Period (in Years)					3 years 10 months 21 days
Computer software | Darts-ip
Business Combinations
Finite life intangible	$ 9,025
Fair value of identifiable assets acquired and liabilities assumed for all acquisitions
Finite-lived intangible assets	$ 9,025
Weighted-Average Amortization Period (in Years)	6 years
Database | Darts-ip
Business Combinations
Finite life intangible	$ 22,012
Fair value of identifiable assets acquired and liabilities assumed for all acquisitions
Finite-lived intangible assets	$ 22,012
Weighted-Average Amortization Period (in Years)	14 years
Trade names | Darts-ip
Business Combinations
Finite life intangible	$ 1,541
Fair value of identifiable assets acquired and liabilities assumed for all acquisitions
Finite-lived intangible assets	$ 1,541
Weighted-Average Amortization Period (in Years)	18 years